Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Share capital [member]	Translation reserve [member]	IAS 19 reserve [member]	Other reserves [member]	Retained earnings [member]	Attributable to Owners of the Company [member]	Attributable to Non-controlling interests [member]
Equity, beginning balance at Dec. 31, 2020	€ 75,364	€ 54,853	€ 1,954	€ (370)	€ 11,459	€ 6,448	€ 74,344	€ 1,020
Gain on disposal of a Non-controlling interests	1,232				1,088		1,088	144
Dividends distribution	(545)							(545)
Profit/(loss) for the year	4,385					3,585	3,585	800
Other comprehensive income/(loss) for the year	3,410		3,945	(627)			3,318	92
Equity, ending balance at Dec. 31, 2021	83,846	54,853	5,899	(997)	12,547	10,033	82,335	1,511
Share capital increase	1,054	220			834		1,054
Gain on disposal of a Non-controlling interests	4,870				3,131		3,131	1,739
Dividends distribution	(551)							(551)
Profit/(loss) for the year	1,288					(540)	(540)	1,828
Other comprehensive income/(loss) for the year	2,049		(431)	2,309			1,878	171
Equity, ending balance at Dec. 31, 2022	92,556	55,073	5,468	1,312	16,512	9,493	87,858	4,698
Share capital increase	474				474		474
Dividends distribution	(135)							(135)
Profit/(loss) for the year	(16,162)					(16,069)	(16,069)	(93)
Other comprehensive income/(loss) for the year	(3,445)		(3,133)	(185)			(3,318)	(127)
Equity, ending balance at Dec. 31, 2023	€ 73,288	€ 55,073	€ 2,335	€ 1,127	€ 16,986	€ (6,576)	€ 68,945	€ 4,343